Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Segment Reporting Information [Line Items]
Impairment expense, percentage of gross carrying amount of goodwill				100.00%
Aggregate amortization expense		$ 618,000,000	$ 794,000,000	$ 1,800,000	$ 1,800,000
Seamap
Segment Reporting Information [Line Items]
Goodwill, impairment	$ 2,500,000
Klein Associates Inc.
Segment Reporting Information [Line Items]
Impairment of intangible assets				0
Impairment of indefinite lived intangible assets				$ 760,000